Selling and Administrative Expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Selling and Administrative Expenses [Abstract]
Selling and administrative expenses	€ 1,493,962	€ 1,558,144
Selling and administrative expenses related party	€ 481,071	€ 426,545